Subsequent Events - Additional Information (Details) - USD ($)	Feb. 19, 2025	Feb. 12, 2025	Feb. 07, 2025	Dec. 31, 2024	May 07, 2024
Heidmar Maritime Holdings Corp.
Subsequent Event [Line Items]
Common shares, shares authorized				100
Common shares, par value (in Dollars per share)				$ 0.001	$ 0.001
Subsequent Event
Subsequent Event [Line Items]
Term of contract			5 years
Description of term of contract on lease			The contract is for five years and has three one-year extension options.
Term of contract extension option			three one-year extension options
Subsequent Event | Commercial Management Services
Subsequent Event [Line Items]
Term of contract			5 years
Description of term of contract on lease			The Company has signed a charter agreement with the platform supply vessel’s (PSV) registered owners to lease the PSV for five years with three one-year extension options.
Term of contract extension option			three one-year extension options
Subsequent Event | Heidmar Maritime Holdings Corp.
Subsequent Event [Line Items]
Common shares, shares authorized	450,000,000
Common shares, par value (in Dollars per share)	$ 0.001
Preferred stock, shares authorized	50,000,000
Preferred shares, par value (in Dollars per share)	$ 0.001
Issuance of common shares, shares	57,102,585
Subsequent Event | Cash Distribution
Subsequent Event [Line Items]
Cash distribution declared date		Feb. 12, 2025
Cash distribution declared per common share		$ 83,333
Cash distribution paid		$ 8,000,000
Cash distribution payment date		Feb. 13, 2025